                               Table of Contents


  Letter to Shareholders ......................   1

  Fund at a Glance ............................   2

  Portfolio Manager Interview .................   3

  Financial Highlights ........................   5

  Schedule of Investments .....................   8

  Statement of Assets and Liabilities .........  13

  Statement of Operations .....................  14

  Statements of Changes in Net Assets .........  15

  Notes to Financial Statements ...............  16

  Additional Information ......................  20

--------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $45 billion in assets under management.

With 85 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:     ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed

                       Evergreen Funds Distributor, Inc.

                            Letter to Shareholders
                            ----------------------

                                  March 1998






(Photo)                         Dear Shareholders:


                                High yield bonds continued their trend of
                                generating attractive total returns over the
                                past six months. Favorable economic and interest
                                rate climates - as well as a rising stock market
William M. Ennis                - set the stage for high yield companies to
Managing Director               improve their creditworthiness. This atmosphere
                                proved beneficial to high yield bond
investors and issuers alike.

Your Fund's carefully crafted and implemented strategies thrived in this environment. Over the past six months, your Fund's Class B shares returned 7.80%, unadjusted for any sales charge, comparing favorably with both the Lehman Aggregate Bond Index of 4.90%, and the Chase High Yield Index of 6.70%, during the same period. The Lehman Aggregate Bond Index is an unmanaged, broad index of U.S. corporate, government, and mortgage securities. The Chase High Yield Index is an unmanaged selection of high yield bonds that measures the performance of that sector of the fixed-income market. We were particularly pleased with your Fund's performance versus these indices, since unlike a mutual fund, an index incurs no operating expenses.

The high yield bond market has grown vigorously over the past few years, as these securities gained acceptance from non-traditional investors and recognition as an independent asset class. As of the end of 1997, the high yield bond market had grown to $452 billion, 26% of which was represented by mutual funds. A record $21.5 billion of cash poured into high yield bond mutual funds over the past year, easily surpassing the previous high of $15.9 billion set in 19961. Investors sought the higher yields available in this low interest rate environment and undoubtedly felt more comfortable assuming added credit risk, given the healthy economy.

This increased demand was met with growing supply. During the last year, 667 issues totaling $126 billion came to market, soaring past the $73.6 billion issued in 1996. Also, with new issues averaging $189 million in size last year, liquidity has improved considerably.

We believe high yield bonds will continue to provide opportunity in the coming months. Forging ahead in the eighth year of an expansion, the economy appears to be on track for solid growth, while experiencing few inflationary pressures. We expect this background, along with access to the capital markets and consolidation within selected industries, to benefit high yield bond investors. Combined with the attractive income streams available in this sector, we think high yield bonds should provide solid total returns in the future.

Thank you for your investment in Evergreen Funds. If you have any questions regarding your investments, we encourage you to consult your financial advisor or call us at 1-800-343-2898.

Sincerely,




/s/ William M. Ennis
William M. Ennis
Managing Director

---------
1  Source: Chase Securities, Inc.

                                   EVERGREEN
                              High Yield Bond Fund

                    Fund at a Glance as of January 31, 1998

We selected the bonds of
companies whose industries
we believed would benefit
from the economy's strength
and whose stock would rise
in value.

                                   Portfolio
                                   Management
                    ----------------------------------------

                         (Photo of Prescott B. Crocker)



                            Prescott B. Crocker, CFA
                               Vice President and
                                Group Leader of
                              High Yield Bond Team
                              Keystone Investment
                               Management Company
                             Tenure: February 1997

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS

                                 Class A     Class B     Class C
Inception Date                1/20/98     9/11/35     1/21/98
Average Annual Returns*
6 months with sales charge        -          2.80%        -
6 months w/o sales charge         -          7.80%        -
One year with sales charge        -         10.23%        -
One year w/o sales charge         -         15.23%        -
3 years                           -         11.29%        -
5 years                           -          8.43%        -
10 years                          -          7.70%        -
Since Inception                   -          8.53%        -
Maximum Sales Charge           4.75%         5.00%     1.00%
                              Front End      CDSC        CDSC
30-day SEC Yield                  -          6.50%        -
6 month dividends per share   $ 0.01      $ 0.16      $ 0.01

*Adjusted for maximum applicable sales charge unless otherwise noted.
Note: Class A and Class C shares were introduced in January 1998 and do not have historical performance to quote at this time.
--------------------------------------------------------------------------------
                                LONG TERM GROWTH

(Graph appears here. Plot points are listed in the table below.)

                              1/88      1/90      1/92      1/94      1/96      1/98
Class B Shares                10000     9892      11914     17524     16526     20993


Lehman Brothers               10000     12575     15862     19211      21946    24706
     Aggregate Bond Index

Consumer Price                10000     11198     12139     12848      13569    14183
     Index


Comparison of change in value of a $10,000 investment in Evergreen High Yield Bond Fund Class B, the Lehman Brothers Aggregate Bond Index and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholder investing in the different classes. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Aggregate Bond Index is an unmanaged market index. This index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through January 31, 1998.


--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE



(Graphic appears      Morningstar's Style Box is based on a portfolio date as
here)                 of 12/31/97.
                      The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.




                      Source: 1997 Morningstar, Inc.

                                   EVERGREEN
                              High Yield Bond Fund

                          Portfolio Manager Interview


--------------------------------------------------------------------------------
     How did the Fund perform during the
     period?


     For the six-month period ending January 31, 1998, the Fund's Class B shares returned 7.80%, unadjusted for any sales charge. This compares favorably with both the Lehman Aggregate Bond Index of 4.90%, and the Chase High Yield Index of 6.70%, during the same period. We were particularly pleased with your Fund's performance versus these indices, since unlike a mutual fund, an index incurs no operating expenses.

                           Portfolio Characteristics
                           -------------------------


       Total Net Assets                                     $531,371,099
       Average Credit Quality                                          B
       Average Maturity                                        7.5 years
       Average Duration                                        4.4 years
--------------------------------------------------------------------------------
     What was the environment like for high
     yield bonds over the past six months?


     The environment - which has been extremely favorable for high yield bonds for several years - continued to be strong. Economic growth was steady and inflation remained low. This atmosphere, combined with rising equity prices helped strengthen corporate balance sheets. High yield companies also benefited from declining long-term interest rates and access to the capital markets. As a result, companies improved from a credit standpoint, default rates stayed at historically low levels and investors felt more comfortable taking on additional credit risk.


     Investor demand for high yield bonds was exceptionally strong, creating a positive relationship for supply and demand. As a result, the prices of high yield bonds rose, pushing their yields lower, relative to higher quality bonds through the end of the summer. Investors call this a "narrowing" of yield spreads. Yields in the high yield sector then began to rise - and prices fell - in comparison to higher quality bonds, particularly U.S. Treasuries. Conversely, investors call this a "widening" of yield spreads. This occurred as investors witnessed a "flight to quality" in response to the Asian currency crisis, as well as fluctuations in the stock market. At that time, investors, particularly foreign investors, sought the safety and security of higher quality U.S. bonds. While we always like to see prices rise, we believe these higher yields make high yield bonds more attractive on a relative basis.



--------------------------------------------------------------------------------
                      PORTFOLIO COMPOSITION AS OF 1/31/98

   (as a percentage of net assets)

(Pie chart appears here. Plot points are listed in the table below.)

Common Stock and Warrants                              1%
Repurchase Agreements and other assets
     and liabilities (net)                             5%
Preferred Stock                                        5%
Foreign Corporate Bonds                                8%
Corporate Bonds                                       81%



--------------------------------------------------------------------------------
     What strategies did you use in managing
     the Fund?


     We managed the Fund to increase total return. We selected the bonds of companies whose industries we believed would benefit from the economy's strength and whose stock would rise in value. High yield bond prices are sensitive to credit developments; therefore, there is a strong correlation between the performance of stocks and high yield bonds. We emphasized the telecommunications, cable and gaming industries, all of which are undergoing consolidation. Mergers and other positive events have been an important force behind the strong performance of many high yield bonds. In contrast, we limited the Fund's exposure to industries representing commodities, such as paper, steel and forest products. These industries underperformed when investors assumed a slowdown in worldwide demand because of the Asian situation.

                                   EVERGREEN
                              High Yield Bond Fund

                          Portfolio Manager Interview

                                 Top 5 Sectors
                                 -------------
                        (as a percentage of net assets)



       Telecommunication Services and Equipment                          12.0%
       Cable/Other Video Distribution                                     9.4%
       Gaming                                                             9.2%
       Energy                                                             8.1%
       Publishing, Broadcasting, & Entertainment                          7.5%

     We were cautious regarding the Fund's international positions. We reduced its investment in emerging markets from 15% to 2% and eliminated its 5% holding in Asia prior to the Asian currency crisis. Although high yield bond prices, in general, fell during that time, investments in emerging markets and Asia were particularly sensitive. We temporarily established a 5% position in U.S. government securities with some of the proceeds. U.S. government securities benefited more than any other U.S. fixed-income sector during the Asian currency crisis.


     We also sought to reduce risk through diversification. The portfolio maintains a minimum of 100 issuers and we are moving toward no single bond comprising over 2% of net assets. More than 80% of the Fund is rated "B" or higher, which gave the portfolio an average credit rating of "B" as of January 31, 1998. The Fund's average maturity stood at 7.5 years, also as of that date.

--------------------------------------------------------------------------------
                            AVERAGE CREDIT QUALITY

   (as a percentage of portfolio assets)

(Pie chart appears here. Plot points are listed in the table below.)

CCC             2%
BB              5%
NR             13%
B              80%


--------------------------------------------------------------------------------
     What is your outlook for the high yield
     bond market?


     Our outlook remains positive for high yield bonds. We expect many of the same factors that affected the high yield bond market over the past six months to continue to shape it going forward. These include steady economic growth accompanied by low inflation and strong technical supply and demand factors.


     We believe long-term interest rates could decline further as a result of continued low inflation and uncertainty regarding the outcome of the Asian situation. However, we think yield spreads could "widen" if expectations of disinflation - the reversal of inflationary pressures, or deflation, a decline in general price levels - already anticipated by some investors, gain a wider following. We believe this would result in the yields of higher quality bonds falling faster - and their prices rising faster - than those of high yield bonds. Longer term, we look for economic growth to resume in Asia and commodity prices to begin to rise. We believe these factors would be positive for the high yield bond market and anticipate continued opportunity and attractive total returns.

                                   EVERGREEN
                              High Yield Bond Fund

                              Financial Highlights

                (For a share outstanding throughout the period)



                                                                                        January 20, 1998
                                                                                         (Commencement
                                                                                      of Class Operations)
                                                                                      to January 31, 1998
                                                                                          (Unaudited)
 CLASS A SHARES
Net asset value beginning of period                                                       $    4.52
                                                                                          =========
Income from investment operations
Net investment income                                                                          0.01 (b)
Net realized and unrealized gain (loss) on investments and foreign currency related
  transactions                                                                                 0.02
                                                                                          ---------
Total from investment operations                                                               0.03
                                                                                          ---------
Less distributions from net investment income                                                 (0.01)
                                                                                          ---------
Net asset value end of period                                                             $    4.54
                                                                                          =========
Total Return (a)                                                                               0.76%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                                                      1.26%(c)
 Expenses excluding indirectly paid expenses                                                   1.26%(c)
 Net investment income                                                                         8.87%(c)
Portfolio turnover rate                                                                          96%
Net assets end of period (thousands)                                                      $ 437,420

(a)  Excluding applicable sales charges.
(b)  Calculation based on average shares outstanding.
(c)  Annualized.








                      See Notes to Financial Statements.

                                   EVERGREEN
                              High Yield Bond Fund

                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                                             Year Ended July 31,
                                                             Six Months Ended
                                                             January 31, 1998
                                                               (Unaudited)        1997        1996        1995         1994
 CLASS B SHARES
Net asset value beginning of period                            $    4.37       $  4.10     $  4.42     $  4.68       $  5.13
                                                               =========       =======     =======     =======       =======
Income from investment operations
Net investment income                                               0.17 (b)      0.32        0.32        0.38          0.38
Net realized and unrealized gain (loss) on investments and
 foreign currency related transactions                              0.16          0.28       (0.27)      (0.15)        (0.38)
                                                               ---------       -------     --------    --------      -------
Total from investment operations                                    0.33          0.60        0.05        0.23             0
                                                               ---------       -------     --------    --------      -------
Less distributions from
Net investment income                                              (0.16)         (0.32)      (0.31)      (0.37)       (0.38)
In excess of net investment income                                     0          (0.01)      (0.06)      (0.02)       (0.07)
Tax basis return of capital                                            0              0           0       (0.10)           0
                                                               ---------       --------    --------    --------      -------
Total distributions                                                (0.16)         (0.33)      (0.37)      (0.49)       (0.45)
                                                               ---------       --------    --------    --------      -------
Net asset value end of period                                  $    4.54       $  4.37     $  4.10     $  4.42       $  4.68
                                                               =========       ========    ========    ========      =======
Total Return (a)                                                    7.80%         15.32%       1.38%       5.66%       (0.41%)
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                           1.93%(c)       1.96%       1.94%       2.03%        1.84%
 Expenses excluding indirectly paid expenses                        1.92%(c)       1.95%       1.93%          -            -
 Net investment income                                              7.25%(c)       7.63%       7.92%       8.64%        7.57%
Portfolio turnover rate                                               96%           138%        116%         82%         110%
Net assets end of period (thousands)                           $  93,857       $547,390    $593,681    $764,965      $766,283


                                                                            Year Ended July 31,
                                                   1993        1992        1991        1990          1989           1988
 CLASS B SHARES
Net asset value beginning of period             $  4.74     $  4.19     $  5.02      $   6.38     $    6.91      $    7.66
                                                =======     =======     =======      ========     =========      =========
Income from investment operations
Net investment income                              0.45        0.49        0.61          0.68          0.83           0.80
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                      0.44        0.58        (0.72)       (1.18)         (0.51)        ( 0.71)
                                                -------     -------     --------     --------     ----------     ----------
Total from investment operations                   0.89        1.07        (0.11)       (0.50)          0.32           0.09
                                                -------     -------     --------     --------     ----------     ----------
Less distributions from
Net investment income                              (0.45)      (0.50)      (0.72)       (0.78)         (0.85)        ( 0.84)
In excess of net investment income                 (0.05)      (0.02)          0        (0.08)             0              0
Tax basis return of capital                            0           0           0            0              0              0
                                                --------    --------    --------     --------     ----------     ----------
Total distributions                                (0.50)      (0.52)      (0.72)       (0.86)         (0.85)        ( 0.84)
                                                --------    --------    --------     --------     ----------     ----------
Net asset value end of period                   $  5.13     $  4.74     $  4.19      $   5.02     $    6.38      $    6.91
                                                ========    ========    ========     ========     ==========     ==========
Total Return (a)                                   20.28%      27.25%       0.03%       (7.84%)         4.95%          1.66%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                           2.06%       2.17%       2.34%        2.06%          1.97%          1.82%
 Expenses excluding indirectly paid expenses           -           -           -            -              -              -
 Net investment income                              9.30%      10.86%      14.64%       12.77%         12.36%         11.29%
Portfolio turnover rate                              125%         94%         78%          45%            75%            81%
Net assets end of period (thousands)            $972,164    $841,757    $710,590     $820,940     $1,188,660     $1,274,673

(a)  Excluding applicable sales charges.
(b)  Calculation based on average shares outstanding.
(c)  Annualized.







                      See Notes to Financial Statements.

                                   EVERGREEN
                              Financial Highlights

                              Financial Highlights

                (For a share outstanding throughout the period)


                                                                                             January 21, 1998
                                                                                             (Commencement of
                                                                                             Class Operations)
                                                                                            to January 31, 1998
                                                                                                (Unaudited)
 CLASS C SHARES
Net asset value beginning of period                                                            $     4.52
                                                                                               ==========
Income from investment operations
Net investment income                                                                                0.01 (b)
Net realized and unrealized gain on investments and foreign currency related transactions            0.02
                                                                                               ----------
Total from investment operations                                                                     0.03
                                                                                               ----------
Less distributions from net investment income                                                       (0.01)
                                                                                               ----------
Net asset value end of period                                                                  $     4.54
                                                                                               ==========
Total Return (a)                                                                                     0.72%
Ratios/supplemental data
Ratios to average net assets
 Expenses                                                                                            1.92%(c)
 Expenses excluding indirectly paid expenses                                                         1.91%(c)
 Net investment income                                                                               8.82%(c)
Portfolio turnover rate                                                                                96%
Net assets end of period (thousands)                                                           $       95

(a)  Excluding applicable sales charges.
(b)  Calculation based on average shares outstanding.
(c)  Annualized.








                      See Notes to Financial Statements.

                                   EVERGREEN
                              High Yield Bond Fund

                            Schedule of Investments

                          January 31, 1998 (Unaudited)





      Principal
       Amount                                       Value
CORPORATE BONDS - 81.2%
                      Aerospace &
                      Defense - 0.5%
$ 2,725,000           Kitty Hawk,
                      Incorporated,
                      Sr. Secd. Notes (f),
                      9.95%, 11/15/04 ...     $  2,847,625
                                              ------------
                      Automotive Equipment
                      &
                       Manufacturing - 2.2%
  2,000,000           JPS Automotive
                      Products,
                      Corporation,
                      Sr. Notes,
                      11.13%, 6/15/01 ...        2,230,000
  3,000,000           Motors and Gears,
                      Incorporated,
                      Sr. Notes, Series B,
                      10.75%, 11/15/06 ..        3,270,000
  2,000,000           Oxford Automotive,
                      Incorporated,
                      Sr. Notes (Subord.),
                      10.13%, 6/15/07 ...        2,130,000
  4,000,000           Walbro Corporation,
                      Sr. Notes (f),
                      10.13%, 12/15/07 ..        4,110,000
                                              ------------
                                                11,740,000
                                              ------------
                      Cable / Other Video Distribution - 7.6%
                      Adelphia
                      Communications
                      Corporation,
                      Sr. Notes:
  5,710,000            9.88%, 3/1/07 ....        6,252,450
    750,000            10.50%, 7/15/04 ..          830,625
  3,125,000           Cablevision Systems
                      Corporation,
                      Sr. Deb. (Subord.),
                      10.50%, 5/15/16 ...        3,718,750
  5,000,000           Charter
                      Communications, South
                      Eastern Capital
                      Limited
                      Partnership,
                      Sr. Notes, Series B,
                      11.25%, 3/15/06 ...        5,575,000
                      Diamond Cable
                      Communications
                      Company,
                      Sr. Disc. Notes, Step
                      Bond:
  3,000,000            (Eff. Yield 10.48%)
                      (c),
                      0.00%, 2/15/07, ...        2,070,000
  6,000,000            (Eff. Yield 11.14%)
                      (c),
                      0.00%, 9/30/04, ...        5,415,000
  2,750,000           Frontiervision,
                      Sr. Notes (Subord.),
                      11.00%, 10/15/06 ..        3,080,000
  4,825,000           Fundy Cable Limited,
                      Sr. Secd. 2nd
                      Priority Notes,
                      11.00%, 11/15/05 ..        5,355,750
  6,000,000           Marcus Cable
                      Operations Limited
                      Partnership,
                      Gtd. Sr. Disc. Notes
                      (Subord.), Step
                      Bond, (Eff. Yield
                      11.95%) (c),
                      0.00%, 8/1/04 .....        5,670,000
  1,625,000           TCI Satellite
                      Entertainment,
                      Incorporated,
                      Sr. Disc. Notes
                      (Subord.), Step Bond,
                      (Eff. Yield 11.98%)
                      (c) (f),
                      0.00%, 2/15/07 ....        1,125,313
  2,000,000           Telewest
                      Communications PLC,
                      Sr. Disc. Deb., Step
                      Bond,
                      (Eff. Yield 9.86%)
                      (c),
                      0.00%, 10/1/07 ....        1,580,000
                                              ------------
                                                40,672,888
                                              ------------


      Principal
       Amount                                       Value
CORPORATE BONDS - continued
                      Chemical &
                      Agricultural
                      Products - 2.1%
$ 1,500,000           Lanesborough
                      Corporation,
                      Sr. Secd. Notes (a)
                      (d),
                      10.00%, 4/15/00 ...     $  1,102,500
  4,375,000           PCI Chemical Canada,
                      Incorporated,
                      Sr. Secd. Notes (f),
                      9.25%, 10/15/07 ...        4,396,875
                      Texas Petrochemical
                      Corporation
                      Sr. Notes (Subord.):
  3,100,000            11.13%, 7/1/06 ...        3,394,500
  2,000,000            Series B,
                      11.13%, 7/1/06 ....        2,220,000
                                              ------------
                                                11,113,875
                                              ------------
                      Communication Systems &
                            Services - 0.6%
  2,750,000           Concentric Network Corporation,
                      Unit,
                      12.75%, 12/15/07 ...       2,997,500
                                              ------------
                      Consumer Products &
                      Services - 5.1%
  1,750,000           Consumers
                      International,
                      Incorporated,
                      Sr. Secd. Notes (f),
                      10.25%, 4/1/05 ....        1,942,500
  2,950,000           Dryper's Corporation,
                      Sr. Notes, Series B,
                      10.25%, 6/15/07 ...        3,060,625
  2,000,000           Dyncorp,
                      Incorporated,
                      Sr. Notes (Subord.),
                      9.50%, 3/1/07 .....        2,060,000
  5,833,000           Exide Corporation,
                      Sr. Notes (Subord.)
                      (f),
                      2.90%, 12/15/05 ...        3,818,573
                      McLeod, Incorporated:
  6,750,000            Sr. Disc. Notes,
                      Step Bond,
                      (Eff. Yield 9.88%)
                      (c),
                      0.00%, 3/1/07 .....        5,130,000
  3,000,000            Sr. Notes
                      9.25%, 7/15/07 ....        3,217,500
 10,935,000           Revlon Worldwide
                      Corporation,
                      Sr. Secd. Disc.
                      Notes, Step Bond,
                      Series B, (Eff. Yield
                      9.82%) (c),
                      0.00%, 3/15/01 ....        8,037,225
                                              ------------
                                                27,266,423
                                              ------------
                      Diversified
                      Companies - 2.0%
                      Affinity Group,
                      Incorporated:
  4,000,000            Sr. Notes
                      11.00%, 4/1/07 ....        4,320,000
  1,000,000            Sr. Notes (Subord.)
                      11.50%, 10/15/03 ..        1,071,250
  5,000,000           Cinemark USA, Incorporated,
                      Sr. Notes (Subord.), Series B,
                      9.63%, 8/1/08 ....         5,275,000
                                              ------------
                                                10,666,250
                                              ------------
                              Energy - 8.1%
  5,050,000           Anker Coal Group,
                      Incorporated,
                      Sr. Notes (f),
                      9.75%, 10/1/07 ....        5,201,500
  5,000,000           Clark USA,
                      Incorporated,
                      Sr. Notes, Series B,
                      10.88%, 12/1/05 ...        5,462,500

                                   EVERGREEN
                              High Yield Bond Fund

                      Schedule of Investments (continued)

                          January 31, 1998 (Unaudited)




      Principal
       Amount                                          Value
CORPORATE BONDS - continued
                      Energy - continued
$ 5,000,000           Crown Central Petroleum
                      Corporation,
                      Sr. Notes,
                      10.88%, 2/1/05 .......     $5,250,000
  4,750,000           Energy Corporation of
                      America,
                      Sr. Notes (Subord.),
                      Series A,
                      9.50%, 5/15/07 .......      4,797,500
  2,700,000           HS Resources,
                      Incorporated,
                      Sr. Notes (Subord.),
                      9.25%, 11/15/06 ......      2,727,000
  3,500,000           Petsec Energy,
                      Incorporated,
                      Sr. Notes (Subord.),
                      Series B,
                      9.50%, 6/15/07 .......      3,552,500
  4,940,000           Rutherford Moran Oil
                      Corporation,
                      Sr. Notes (Subord.) (f),
                      10.75%, 10/1/04 ......      5,261,100
  5,000,000           Transamerican Energy
                      Corporation,
                      Sr. Secd. Notes, Series
                      B,
                      11.50%, 6/15/02 ......      5,093,750
  5,500,000           Transamerican Refining
                      Corporation,
                      1st Mtge. Notes,
                      16.00%, 6/30/03 ......      5,720,000
                                                 ----------
                                                 43,065,850
                                                 ----------


                      Environmental
                      Services - 1.0%
  7,000,000           Allied Waste Industries,
                      Incorporated,
                      Sr. Disc. Notes, Step
                      Bond,
                      (Eff. Yield 9.85%) (c),
                      0.00%, 6/1/07 ........      5,118,750
                                                 ----------
                      Finance &
                      Insurance - 1.1%
  5,750,000           Pamida, Incorporated,
                      Sr. Notes (Subord.),
                      11.75%, 3/15/03 ......      5,865,000
                                                 ----------
                      Food & Beverage
                      Products - 3.1%
  5,000,000           Aurora Foods,
                      Incorporated,
                      Sr. Notes (Subord.),
                      Series D,
                      9.88%, 2/15/07 .......      5,325,000
  2,000,000           Chiquita Brands
                      International,
                      Incorporated,
                      Sr. Notes,
                      9.63%, 1/15/04 .......      2,115,000
  3,500,000           FRD Acquisition Company,
                      Sr. Notes, Series B,
                      12.50%, 7/15/04 ......      3,902,500
  4,910,000           Iowa Select Farms,
                      Sr. Notes (Subord.) (f),
                      10.75%, 12/1/05 ......      4,934,550
                                                 ----------
                                                 16,277,050
                                                 ----------
                      Forest Products - 2.8%
  2,000,000           Iron Mountain,
                      Incorporated,
                      Sr. Notes (Subord.),
                      10.13%, 10/1/06 ......      2,185,000
  3,150,000           Printpack, Incorporated,
                      Sr. Notes (Subord.),
                      Series B,
                      10.63%, 8/15/06 ......      3,370,500
  5,000,000           Riverwood International
                      Corporation,
                      Sr. Notes,
                      10.25%, 4/1/06 .......      5,162,500


      Principal
       Amount                                          Value
CORPORATE BONDS - continued
                      Forest Products - continued
$ 4,000,000           Stone Container
                      Corporation,
                      Sr. Notes,
                      9.88%, 2/1/01 ........     $4,080,000
                                                 ----------
                                                 14,798,000
                                                 ----------
                      Gaming - 8.6%
  2,000,000           Ameristar Casinos,
                      Incorporated,
                      Sr. Notes (Subord.),
                      10.50%, 8/1/04 .......      2,100,000
                      Boyd Gaming Corporation:
  1,250,000            Sr. Notes
                      9.25%, 10/1/03 .......      1,350,000
  6,000,000            Sr. Notes (Subord.)
                      9.50%, 7/15/07 .......      6,480,000
  5,750,000           Horseshoe Gaming,
                      Sr. Notes, Series B,
                      9.38%, 6/15/07 .......      6,195,625
  2,000,000           Livingwell,
                      Incorporated,
                      Sr. Deb. (Subord.)
                      (a)(b)(d),
                      13.13%, 4/15/01 ......             20
  5,500,000           Lodgenet Entertainment
                      Corporation,
                      Sr. Notes, Series D,
                      10.25%, 12/15/06 .....      5,644,375
  5,000,000           Majestic Star Casino
                      LLC,
                      Sr. Notes,
                      12.75%, 5/15/03 ......      5,400,000
                      Prime Hospitality
                      Corporation:
  2,500,000            1st Mtge. Notes
                      9.25%, 1/15/06 .......      2,662,500
  2,000,000            Sr. Notes (Subord.),
                      Series B
                      9.75%, 4/1/07 ........      2,170,000
  5,000,000           Showboat, Incorporated,
                      Sr. Notes (Subord.),
                      13.00%, 8/1/09 .......      6,087,500
  2,150,000           Six Flags Theme Parks,
                      Incorporated,
                      Sr. Notes (Subord.),
                      Step Bond,
                      (Eff. Yield 10.70%) (c),
                      12.25%, 6/15/05 ......      2,335,438
  5,000,000           Sun World International,
                      Incorporated,
                      1st Mtge. Notes, Series B,
                      11.25%, 4/15/04 ......      5,462,500
                                                 ----------
                                                 45,887,958
                                                 ----------
                      Healthcare Products
                      & Services - 1.6%
  4,000,000           Genesis Health,
                      Sr. Notes (Subord.),
                      9.75%, 6/15/05 .......      4,260,000
                      Paragon Health Network,
                      Incorporated:
  3,000,000            Sr. Disc. Notes
                      (Subord.), Step Bond,
                      (Eff.Yield 9.98%) (c)
                      (f)
                      0.00%, 11/1/07 .......      1,995,000
  2,175,000            Sr. Notes (Subord.) (f)
                      9.50%, 11/1/07 .......      2,272,875
                                                 ----------
                                                  8,527,875
                                                 ----------
                      Manufacturing/Distributing - 2.8%
  5,460,000           Delta Mills,
                      Incorporated,
                      Sr. Notes (f),
                      9.63%, 9/1/07 ........      5,637,450

                                   EVERGREEN
                              High Yield Bond Fund

                      Schedule of Investments (continued)

                          January 31, 1998 (Unaudited)




      Principal
       Amount                                                       Value
CORPORATE BONDS - continued
                      Manufacturing/Distributing - continued
$ 3,100,000           Polymer Group, Incorporated,
                      Sr. Notes (Subord.), Series B,
                      9.00%, 7/1/07 .....................     $3,204,625
  5,000,000           Unisys Corporation,
                      Sr. Notes,
                      11.75%, 10/15/04 ..................      5,806,250
                                                              ----------
                                                              14,648,325
                                                              ----------
                      Metal Products & Services - 1.1%
  5,000,000           Algoma Steel, Incorporated,
                      1st Mtge. Notes,
                      12.38%, 7/15/05 ...................      5,900,000
                                                              ----------
                      Publishing, Broadcasting &
                       Entertainment - 7.0%
  5,000,000           American Lawyer Media,
                      Incorporated,
                      Sr. Notes (Subord.) (f),
                      9.75%, 12/15/07 ...................      5,250,000
  4,000,000           Big Flower Press Holdings,
                      Incorporated,
                      Sr. Notes (Subord.),
                      8.88%, 7/1/07 .....................      4,170,000
  6,925,000           Capstar Broadcasting Partners,
                      Sr. Disc. Notes, Step Bond,
                      (Eff. Yield 8.92%) (c) (f),
                      0.00%, 2/1/09 .....................      5,055,250
  3,150,000           Echostar DBS Corporation,
                      Sr. Secd. Notes,
                      12.50%, 7/1/02 ....................      3,504,375
  1,750,000           Echostar Satellite Broadcast
                      Corporation,
                      Sr. Secd. Disc. Notes, Step Bond,
                      (Eff. Yield 10.05%) (c),
                      0.00%, 3/15/04 ....................      1,540,000
  4,000,000           Hollywood Park, Incorporated,
                      Sr. Notes (Subord.) (f),
                      9.50%, 8/1/07 .....................      4,280,000
                      Nextel Communications,
                      Incorporated,
                      Sr. Disc. Notes, Step Bond:
  5,000,000            (Eff. Yield 10.04%) (c),
                      0.00%, 9/15/07 ....................      3,343,750
  4,700,000            (Eff. Yield 9.25%) (c)
                      0.00%, 10/31/07 ...................      3,055,000
  3,000,000           SFX Broadcasting, Incorporated,
                      Sr. Notes (Subord.), Series B,
                      10.75%, 5/15/06 ...................      3,345,000
  3,500,000           Sinclair Broadcast Group,
                      Incorporated,
                      Sr. Notes (Subord.),
                      9.00%, 7/15/07 ....................      3,657,500
                                                              ----------
                                                              37,200,875
                                                              ----------
                      Retailing & Wholesale - 3.6%
  2,000,000           Finlay Enterprises,
                      Sr. Disc. Deb., Step Bond,
                      (Eff. Yield 9.11%) (c),
                      0.00%, 5/1/05 .....................      1,970,000
  4,500,000           French Fragrances, Incorporated,
                      Sr. Notes, Series B,
                      10.38%, 5/15/07 ...................      4,747,500


      Principal
       Amount                                                       Value
CORPORATE BONDS - continued
                      Retailing & Wholesale - continued
$ 7,000,000           Jitney Jungle Stores America,
                      Incorporated,
                      Sr. Notes (Subord.),
                      10.38%, 9/15/07 ...................     $7,402,500
  5,000,000           Perkins Family Restaurant,
                      Sr. Notes (f),
                      10.13%, 12/15/07 ..................      5,250,000
                                                              ----------
                                                              19,370,000
                                                              ----------
                      Telecommunication Services &
                          Equipment - 12.0%
  5,500,000           Acme Television,
                      Sr. Disc. Notes, Step Bond,
                      (Eff. Yield 10.49%) (c) (f),
                      0.00%, 9/30/04 ....................      4,317,500
  4,350,000           AFC Enterprises, Incorporated,
                      Sr. Notes (Subord.),
                      10.25%, 5/15/07 ...................      4,583,813
  7,000,000           Benedek Communications
                      Corporation,
                      Sr. Disc. Notes (Subord.), Step Bond,
                      (Eff. Yield 11.79%) (c),
                      0.00%, 5/15/06 ....................      5,530,000
  7,000,000           Brooks Fiber Properties,
                      Incorporated,
                      Sr. Disc. Notes, Step Bond,
                      (Eff. Yield 11.10%) (c),
                      0.00%, 11/1/06 ....................      5,705,000
  2,250,000           BTI Telecom Corporation,
                      Sr. Notes (f),
                      10.50%, 9/15/07 ...................      2,390,625
  4,000,000           Econophone, Incorporated,
                      Sr. Notes,
                      13.50%, 7/15/07 ...................      4,420,000
  5,250,000           Galaxy Telecom,
                      Sr. Notes (Subord.),
                      12.38%, 10/1/05 ...................      5,827,500
  2,000,000           GST Telecommunications,
                      Incorporated,
                      Sr. Notes (Subord.),
                      12.75%, 11/15/07 ..................      2,280,000
  3,500,000           GST USA, Incorporated,
                      Sr. Disc. Exchg. Notes, Step Bond,
                      (Eff. Yield 10.45%) (c),
                      0.00%, 12/15/05 ...................      2,905,000
  2,000,000           Hyperion Telecommunications,
                      Incorporated,
                      Sr. Secd. Notes, Series B,
                      12.25%, 9/1/04 ....................      2,290,000
  2,500,000           Jordan Telecommunication
                      Products,
                      Sr. Notes, Series B,
                      9.88%, 8/1/07 .....................      2,650,000
    750,000           Metronet Communications
                      Corporation,
                      Sr. Notes,
                      12.00%, 8/15/07 ...................        870,000
  3,000,000           Nextlink Communications,
                      Incorporated,
                      Sr. Notes,
                      9.63%, 10/1/07 ....................      3,202,500
  2,000,000           Pegasus Communications,
                      Sr. Notes,
                      9.63%, 10/15/05 ..........................................
                                                               2,090,000

                                   EVERGREEN
                              High Yield Bond Fund

                      Schedule of Investments (continued)

                          January 31, 1998 (Unaudited)




      Principal
       Amount                                                        Value
CORPORATE BONDS - continued
                      Telecommunication Services &
                      Equipment - continued
$ 5,000,000           RCN Corporation,
                      Sr. Notes (f),
                      10.00%, 10/15/07 ...................     $ 5,337,500
  4,000,000           Star Choice Communications,
                      Incorporated,
                      Sr. Secd. Notes,
                      13.00%, 12/15/05 ...................       4,180,000
  4,525,000           Talton Holdings, Incorporated,
                      Sr. Notes (f),
                      11.00%, 6/30/07 ....................       4,943,562
                                                               -----------
                                                                63,523,000
                                                               -----------
                      Transportation - 1.8%
  5,000,000           Transport World Airlines,
                      Incorporated,
                      Sr. Secd. Notes (f),
                      11.50%, 12/15/04 ...................       5,150,000
  4,250,000           Pegasus Shipping Hellas Limited,
                      Sr. Notes (f),
                      11.88%, 11/15/04 ...................       4,207,500
                                                               -----------
                                                                 9,357,500
                                                               -----------
                      Wireless Communications - 6.5%
  5,000,000           Centennial Cellular Corporation,
                      Sr. Notes,
                      8.88%, 11/1/01 .....................       5,175,000
  2,000,000           Comcast Cellular Holdings,
                      Incorporated,
                      Sr. Notes, Series B,
                      9.50%, 5/1/07 ......................       2,107,500
  5,000,000           Iridium LLC Capital Corporation,
                      Sr. Notes (f),
                      11.25%, 7/15/05 ....................       5,112,500
  6,980,000           Pagemart Nationwide,
                      Incorporated,
                      Sr. Disc. Notes, Step Bond,
                      (Eff. Yield 10.80%) (c),
                      0.00%, 2/1/05 ......................       6,072,600
  7,500,000           Price Communications Cellular,
                      Sr. Disc. Notes, Step Bond,
                      (Eff. Yield 12.45%) (c),
                      0.00%, 8/1/07 ......................       5,006,250
  5,750,000           Pricecellular Wireless
                      Corporation,
                      Sr. Disc. Notes (Subord.), Step Bond,
                      (Eff. Yield 10.64%) (c),
                      0.00%, 10/1/03 .....................       5,980,000
  5,000,000           Vanguard Celluar Systems,
                      Incorporated,
                      Sr. Deb.,
                      9.38%, 4/15/06 .....................       5,300,000
                                                               -----------
                                                                34,753,850
                                                               -----------
                      Total Corporate Bonds
                      (cost $411,338,330).................     431,598,594
                                                               -----------
FOREIGN BONDS (U.S. DOLLARS) - 6.6%
  5,000,000           Applied International Finance
                      Company,
                      10.25%, 10/1/00 ....................       4,350,000
  1,675,000           Azteca Holdings SA DE CV,
                      Sr. Secd. Notes (f),
                      11.00%, 6/15/02 ....................       1,733,625


      Principal
       Amount                                                        Value
FOREIGN BONDS (U.S. DOLLARS) - continued
$ 2,000,000           Consorcio Ecuatoriano,
                      Notes, Series B,
                      14.00%, 5/1/02 .....................     $ 2,030,000
  3,000,000           Grupo Televisa SA DE CV,
                      Sr. Disc. Notes, Step Bond,
                      (Eff. Yield 10.61%) (c),
                      0.00%, 5/15/08 .....................       2,310,000
  1,150,000           Indah Kiat International Finance,
                      11.38%, 6/15/99 ....................         989,000
  5,000,000           Intermedia Capital Partners,
                      Sr. Notes,
                      11.25%, 8/1/06 .....................       5,625,000
 10,150,000           Intermedia Communications,
                      Incorporated,
                      Sr. Disc. Notes, Step Bond, Series B,
                      (Eff. Yield 9.85%) (c),
                      0.00%, 7/15/07 ....................        7,409,500
  2,900,000           Satelites Mexicanos SA DE CV,
                      Sr. Notes (f),
                      10.13%, 11/1/04 ....................       2,979,750
  4,000,000           Stena AB,
                      Sr. Notes,
                      8.75%, 6/15/07 .....................       4,100,000
  3,500,000           TV Azteca SA DE CV,
                      Sr. Notes, Series B,
                      10.50%, 2/15/07 ....................       3,657,500
                                                               -----------
                      Total Foreign Bonds (U.S. Dollars)
                      (cost $32,540,586) .................      35,184,375
                                                               -----------
FOREIGN BONDS (NON U.S. DOLLARS) - 1.5%
  3,500,000           Colt Telecom Group Place,
        DEM            Sr. Notes,
                      8. 88%, 11/30/07 ...................       2,034,773
  5,500,000           Microcell Telecommunications,
        CAD            Sr. Disc. Notes, Step Bond,
                      (Eff. Yield 10.45%) (c) (f),
                      0.00%, 10/15/07 ....................       2,304,654
  5,000,000           Rogers Communications,
        CAD            Incorporated,
                       Sr. Notes,
                      8.75%, 7/15/07 .....................       3,365,962
                                                               -----------
                      Total Foreign Bonds (Non U.S. Dollars)
                      (cost $8,012,709)...................       7,705,389
                                                               -----------


    Shares
COMMON STOCKS AND WARRANTS - 1.2%
               Aerospace & Defense - 0.1%
   76,000      CHC Helicopter Corporation,
               Warrants (d) ...............         228,000
                                                -----------
               Automotive Equipment &
                Manufacturing - 0.0%
 9,500         Chatwins Group, Incorporated,
               Warrants (d) ...............       9,500
                                                -----------
               Building, Construction &
                  Furnishings - 0.1%
45,000         Specialty Equipment Companies,
               Incorporated,
               Common Stock (d) ...........     756,562
                                                -----------

                                   EVERGREEN
                              High Yield Bond Fund

                      Schedule of Investments (continued)

                          January 31, 1998 (Unaudited)




    Shares                                                        Value
COMMON STOCKS AND WARRANTS - continued
              Chemical & Agricultural Products - 0.0%
      2,056   Lanesborough Corporation,
              Common Stock (b) (d) ........................    $        21
                                                               -----------
              Diversified Companies - 0.3%
      2,964   PM Holdings Corporation,
              Common Stock (d) ............................      1,645,020
                                                               -----------
              Food & Beverage Products - 0.0%
    131,250   Specialty Foods Acquisition
              Corporation,
              Common Stock (d) ............................         32,813
                                                               -----------
              Gaming - 0.6%
              Casino America, Incorporated:
    254,790    Common Stock (d) ...........................        692,710
     47,778    Warrants (b) (d) ...........................            478
    410,062   Colorado Gaming and Entertainment
              Company,
              Common Stock (d) (e) ........................      2,562,887
 10,775,000   Gold River Hotel and Casino
              Corporation (b) (d) .........................        107,750
              Grand Palais Casinos,
              Incorporated:
    931,379    Limited Liability Interest
              (8/15/94 - $0) (b) (d) ......................            931
    250,735    Series A, Warrants
              (8/15/94 - $2,507) (b) (d) ..................            251
    136,765    Series B, Warrants
              (8/15/94 - $1,368) (b) (d) ..................            137
  1,208,088    Series C, Warrants
              (8/15/94 - $12,080) (b) (d) .................          1,208
    680,643    Series D, Warrants
              (8/15/94 - $646) (b) (d) ....................            681
                                                               -----------
                                                                 3,367,033
                                                               -----------
              Publishing, Broadcasting & Entertainment - 0.1%
              Nextel Communications,
              Incorporated:
     10,843    Common Stock (d) ...........................        296,488
      9,510    Warrants (d) ...............................         13,219
                                                               -----------
                                                                   309,707
                                                               -----------
              Telecommunication Services & Equipment - 0.0%
      4,000   Econophone, Incorporated,
              Warrants (d) (f) ............................        200,000


    Shares                                                        Value
COMMON STOCKS AND WARRANTS - continued
              Telecommunication Services & Equipment -
               continued
        750   Metronet Communications
              Corporation,
              Warrants (d) (f) ............................    $     1,875
                                                               -----------
                                                                   201,875
                                                               -----------
              Total Common Stocks and Warrants
              (cost $6,029,714)............................      6,550,531
                                                               -----------
PREFERRED STOCKS - 4.8%
              Cable / Other Video Distribution - 1.8%
     28,500   Adelphia Communications
              Corporation,
              Series B, 13.00% ............................      3,291,750
     55,799   Cablevision Systems Corporation,
              Series M, 11.13% ............................      6,416,916
                                                               -----------
                                                                 9,708,666
                                                               -----------
              Finance & Insurance - 2.6%
     24,562   Ampex Corporation (b) (d) ...................     12,452,934
     12,800   Sinclair Capital ............................      1,420,800
                                                               -----------
                                                                13,873,734
                                                               -----------
              Publishing, Broadcasting & Entertainment - 0.4%
     20,000   Primedia, Incorporated,
              Series E (d) (f) ............................      2,060,000
                                                               -----------
              Total Preferred Stocks
              (cost $34,820,332)...........................     25,642,400
                                                               -----------


   Principal
    Amount
REPURCHASE AGREEMENT - 3.2%
 (cost $16,873,000)
$16,873,000    Keystone Joint Repurchase
               Agreement (Investments in
               repurchase agreements, in a joint
               trading, account, dated 1/30/98,
               maturity value $16,880,893) (g),
               5.61%, 2/2/98 ...................      16,873,000
                                                      ----------
               Total Investments -
               (cost $509,614,671).....  98.5%       523,554,289
               Other Assets and
               Liabilities-Net ........   1.5          7,816,810
                                        -----        -----------
               Net Assets ............. 100.0%      $531,371,099
                                        =====       ============

(a) Securities which have defaulted on payment of interest and/or principal. The Fund has stopped accruing income on those so identified. At January 31, 1998, the face value of these securities was $1,102,520 (0.21% of the Fund's net asset value).
(b) All or a portion of these securities are either (1) restricted (i.e., securities which may not be publicly sold without registration under the Federal Securities Act of 1933) or (2) illiquid securities, and are valued using market quotations where readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Trustees. The Fund may make investments in an amount up to 15% of the value of the Fund's net assets in such securities. The date of acquisition and costs are set forth in parentheses after the title of each restricted security. On the date of acquisition there were no market quotations on similar securities and the above securities were valued at acquisition cost. At January 31, 1998, the fair value of restricted securities was $3,208 (0.00% of the Fund's net assets).
(c) Effective yield (calculated at date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(d)  Non-income-producing security.
(e) Affiliated issuers are those in which the Fund's holdings represents 5% or more of the outstanding voting securities of the issuer. The Fund has never owned enough of the outstanding voting securities of any issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. At January 31, 1998, the Fund owned $410,062 principal amount of this security at a cost of $1,864,123 with a fair value of $2,562,887 (0.48% of the Fund's net assets). For the six months ended January 31, 1998, the Fund earned no income from this investment.
(f) Securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(g) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at January 31,1998.


Legend of Portfolio Abbreviations:
CAD      Canadian Dollar
DEM      German Deutsche Mark

                       See Notes to Financial Statements.

                                   EVERGREEN
                              High Yield Bond Fund

                      Statement of Assets and Liabilities

                          January 31, 1998 (Unaudited)


------------------------------------------------------------------------------------------  --------------
Assets
 Investments at market value (identified cost - $509,614,671).............................  $  523,554,289
 Cash ....................................................................................             231
 Foreign currency, at value (identified cost $16,209).....................................          16,170
 Interest receivable .....................................................................       8,801,405
 Receivable for investments sold .........................................................       5,965,059
 Receivable for Fund shares sold .........................................................         240,513
 Prepaid expenses and other assets .......................................................         136,750
------------------------------------------------------------------------------------------  --------------
  Total assets ...........................................................................     538,714,417
------------------------------------------------------------------------------------------  --------------
Liabilities
 Payable for investments purchased .......................................................       4,012,597
 Distributions to shareholders ...........................................................       1,479,452
 Payable for Fund shares redeemed ........................................................       1,136,738
 Distribution fee payable ................................................................         342,929
 Due to related parties ..................................................................         273,129
 Accrued expenses and other liabilities ..................................................          98,473
------------------------------------------------------------------------------------------  --------------
  Total liabilities ......................................................................       7,343,318
------------------------------------------------------------------------------------------  --------------
Net assets ...............................................................................  $  531,371,099
==========================================================================================  ==============
Net assets represented by
 Paid-in capital .........................................................................  $  976,494,314
 Accumulated distributions in excess of net investment income ............................      (1,452,069)
 Accumulated net realized loss on investments and foreign currency related transactions ..    (457,609,986)
 Net unrealized appreciation on investments and foreign currency related transactions ....      13,938,840
------------------------------------------------------------------------------------------  --------------
  Total net assets .......................................................................     531,371,099
==========================================================================================  ==============
Net assets consist of
 Class A .................................................................................  $  437,419,963
 Class B .................................................................................      93,856,562
 Class C .................................................................................          94,574
------------------------------------------------------------------------------------------  --------------
                                                                                            $  531,371,099
==========================================================================================  ==============
Shares outstanding
 Class A .................................................................................      96,343,104
 Class B .................................................................................      20,673,012
 Class C .................................................................................          20,836
------------------------------------------------------------------------------------------  --------------
Net asset value per share
 Class A .................................................................................  $         4.54
==========================================================================================  ==============
 Class A - Offering price (based on sales charge of 4.75%) ...............................  $         4.77
==========================================================================================  ==============
 Class B .................................................................................  $         4.54
==========================================================================================  ==============
 Class C .................................................................................  $         4.54
==========================================================================================  ==============

                       See Notes to Financial Statements.

                                   EVERGREEN
                             High Yield Bond Fund
                            Statement of Operations

                 Six Months Ended January 31, 1998 (Unaudited)


Investment income
 Interest income (Net of foreign withholding taxes of $15,678)............................  $24,669,930
 Dividend income .........................................................................      230,683
 Other income ............................................................................       57,236
------------------------------------------------------------------------------------------ ------------
  Total income ...........................................................................   24,957,849
------------------------------------------------------------------------------------------ ------------
Expenses
 Distribution Plan expenses ..............................................................    2,588,903
 Management fee ..........................................................................    1,548,428
 Transfer agent fees .....................................................................      657,702
 Administrative services fees ............................................................       52,473
 Trustees' fees and expenses .............................................................       28,471
 Other ...................................................................................      246,782
------------------------------------------------------------------------------------------ ------------
  Total expenses .........................................................................    5,122,759
 Less: Expenses paid indirectly ..........................................................      (24,469)
------------------------------------------------------------------------------------------ ------------
  Net expenses ...........................................................................    5,098,290
------------------------------------------------------------------------------------------ ------------
 Net investment income ...................................................................   19,859,559
========================================================================================== ============
Net realized and unrealized gain on investments and foreign currency related transactions
 Realized gain on:
  Investments ............................................................................    5,808,509
  Foreign currency related transactions ..................................................       10,085
------------------------------------------------------------------------------------------ ------------
 Net realized gain on investments and foreign currency related transactions ..............    5,818,594
------------------------------------------------------------------------------------------ ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ............................................................................   14,994,985
  Foreign currency related transactions ..................................................         (788)
------------------------------------------------------------------------------------------ ------------
 Net change in unrealized appreciation on investments and foreign currency related           14,994,197
------------------------------------------------------------------------------------------ ------------
  transactions
-------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments and foreign currency related                20,812,791
------------------------------------------------------------------------------------------ ------------
  transactions
-------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations ....................................  $40,672,350
========================================================================================== ============

                       See Notes to Financial Statements.

                                   EVERGREEN
                             High Yield Bond Fund
                      Statements of Changes in Net Assets


                                                                                          Six Months Ended
                                                                                         January 31, 1998      Year Ended
                                                                                            (Unaudited)      July 31, 1997
                                                                                        ------------------ ----------------
Operations
 Net investment income ................................................................   $  19,859,559     $   43,434,059
 Net realized gain on investments and foreign currency related transactions ...........       5,818,594          3,963,269
 Net change in unrealized appreciation (depreciation) on investments and foreign
 currency related transactions ........................................................      14,994,197         33,119,281
---------------------------------------------------------------------------------------   -------------     --------------
  Net increase in net assets resulting from operations ................................      40,672,350         80,516,609
---------------------------------------------------------------------------------------   -------------     --------------
Distributions to shareholders from
 Net investment income
  Class A .............................................................................      (1,280,155)                 0
  Class B .............................................................................     (18,563,059)       (43,434,060)
  Class C .............................................................................            (195)                 0
 In excess of net investment income
  Class A .............................................................................               0                  0
  Class B .............................................................................               0         (1,323,000)
  Class C .............................................................................               0                  0
---------------------------------------------------------------------------------------   -------------     --------------
    Total distributions to shareholders ...............................................     (19,843,409)       (44,757,060)
---------------------------------------------------------------------------------------   -------------     --------------
Capital share transactions
 Proceeds from shares sold ............................................................      36,943,179        136,045,881
 Payments for shares redeemed .........................................................     (85,074,694)      (243,407,877)
 Proceeds from reinvestment of distributions ..........................................      11,283,672         25,311,702
---------------------------------------------------------------------------------------   -------------     --------------
  Net decrease in net assets resulting from capital share transactions ................     (36,847,843)       (82,050,294)
---------------------------------------------------------------------------------------   -------------     --------------
    Total decrease in net assets ......................................................     (16,018,902)       (46,290,745)
---------------------------------------------------------------------------------------   -------------     --------------
Net assets
 Beginning of period ..................................................................     547,390,001        593,680,746
---------------------------------------------------------------------------------------   -------------     --------------
 End of period [Including accumulated distributions in excess of net investment income
  as follows: 1998 - ($1,452,069) and 1997-($1,468,219)]...............................   $ 531,371,099     $  547,390,001
=======================================================================================   =============     ==============

                       See Notes to Financial Statements.

                   Notes to Financial Statements (Unaudited)


1. ORGANIZATION


The Evergreen High Yield Bond Fund (the "Fund") (formerly, Keystone High Income Bond Fund (B-4)) is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware business trust organized on September 17, 1997. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective January 9, 1998, the Fund added two classes of shares designated as Class A and Class C and designated its existing class of shares as Class B. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay higher ongoing distribution fees than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Shareholders of the Fund who, on January 16, 1998, held Class B shares acquired before January 1, 1995 and certain other non-commissionable Class B shares had such shares converted to Class A shares having an aggregate value equal to that of the shareholder's Class B shares prior to the conversion.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
U.S. government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining a price for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not readily available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency
The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and is included in realized gain (loss) on foreign currency related transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

             Notes to Financial Statements (Unaudited) (continued)

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

E. Federal Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to the expiration of capital loss carryovers.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.


3. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest authorized with a par value of $.001. Shares of beneficial interest of the Fund are currently divided into Class A, Class B and Class C. Transactions in shares of the Fund were as follows:



                                                       January 20, 1998
                                                (Commencement of Class
                                                operations)
                                                                  Through
                                                       January 31, 1998
                                                -------------------------------
                                                  Shares         Amount
                                                ----------         -------
Class A
Shares sold ...................................     182,953     $    829,981
Automatic conversion of Class B shares ........  96,655,555      436,706,228
Shares redeemed ...............................    (832,241)      (3,771,239)
Shares issued in reinvestment of distributions      336,837        1,529,239
----------------------------------------------- -----------   --------------
Net increase ..................................  96,343,104     $435,294,209
=============================================== ===========   ==============


                                                  Six Months Ended                               Year Ended
                                                  January 31, 1998                              July 31, 1997
                                                  ---------------------------------- -----------------------------------
                                                      Shares           Amount           Shares            Amount
                                                  ------------          --------     -----------           -------
Class B
Shares sold .....................................      8,144,067    $   36,019,125       32,280,201    $  136,045,881
Automatic conversion of shares to Class A shares     (96,655,555)     (436,706,228)               0                 0
Shares redeemed .................................    (18,420,392)      (81,303,455)     (57,681,924)     (243,407,877)
Shares issued in reinvestment of distributions ..      2,214,126         9,754,216        5,995,434        25,311,702
------------------------------------------------- --------------   ---------------   --------------   ---------------
Net decrease ....................................   (104,717,754)   $ (472,236,342)     (19,406,289)   $  (82,050,294)
================================================= ==============   ===============   ==============   ===============

             Notes to Financial Statements (Unaudited) (continued)


                                                  January 21, 1998
                                                (Commencement of
                                                Class operations)
                                                          Through
                                                  January 31, 1998
                                                --------------------
                                                 Shares   Amoun t
                                                ------     -----
Class C
Shares sold ...................................  20,788   $94,073
Shares redeemed ...............................       0         0
Shares issued in reinvestment of distributions       48       217
----------------------------------------------- -------  --------
Net increase ..................................  20,836   $94,290
=============================================== =======  ========

4. SECURITIES TRANSACTIONS


Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended January 31, 1998:


                                   Cost of        Proceed  s
                                  Purchase s     from Sales
------------------------------- ------------    ---------------
  Non-U.S. government ......... $483,187,953    $535,940,284
  U.S. government .............   15,154,688      15,525,000

As of July 31, 1997, the Fund had capital loss carryovers for federal income tax purposes of approximately $457,110,000 which expire as follows: $93,048,000
- 1998, $91,150,000 - 1999, $122,350,000 - 2000, $44,605,000 - 2002,
$105,957,000 - 2003.


5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI") (formerly, Evergreen Keystone Distributor, Inc.), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class currently pays a service fee equal to 0.25% of the average daily net assets of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended January 31, 1998, amounts paid to EDI pursuant to the Fund's Class A, Class B and Class C Distribution Plans were $35,904, $2,552,979 and $20, respectively.

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts the Fund is permitted to pay under the Distribution Plans. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at prime plus 1.00%. EDI intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

The Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EDI may continue as compensation for services which had been provided while the Distribution Plans were in effect.


6. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

Keystone, a subsidiary of First Union, is the investment advisor for the Fund. In return for providing investment management and administrative services to the Fund, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 2.00% of the Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.50% and declining to 0.25% per annum as net assets increase, to the average daily net asset value of the Fund.

Evergreen Investment Services ("EIS") (formerly, Evergreen Keystone Investment Services, Inc.), a subsidiary of First Union National Bank, serves as the administrator to the Fund. BISYS Fund Services is sub-administrator to the Fund and is paid by Keystone for its services. As sub-administrator to the Fund, BISYS Fund Services provides the officers of the Fund.

             Notes to Financial Statements (Unaudited) (continued)

Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Fund.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.


7. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


8. FINANCING AGREEMENT

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of Banks (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Fund for temporary or emergency purposes only and is subject to the Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

During the six months ended January 31, 1998, the Fund had no borrowings under this agreement.

ADDITIONAL INFORMATION (Unaudited)


On December 15, 1997, a special meeting of shareholders for the Fund was held to consider a number of proposals. On October 16, 1997, the record date for the meeting, the Fund had the following shares outstanding and number of shares represented at the meeting:


    Record Date Shares Outstanding ............................   121,742,236
    Shares represented at meeting .............................    74,687,170
    Percentage of record date shares represented at meeting ...         61.35%

The votes recorded at the meeting, by proposal, were as follows:



          Proposal 1 - The proposed reorganization of
the Fund as a series of the Evergreen Fixed Income
Trust,
          a Delaware business trust:
          Shares voted "For" ............  68,781,387
          Shares voted "Against" ........   1,283,451
          Shares voted "Abstain" ........   4,622,332
          Proposal 2 - Reclassification as
non-fundamental investment objective of this Fund whose
          investment objective is currently classified
as fundamental:
          Shares voted "For" ............  67,540,248
          Shares voted "Against" ........   1,992,391
          Shares voted "Abstain" ........   5,154,531
          Proposal 3 - Changes to Fundamental investment
restrictions:
          Proposal 3A - To amend the Fundamental
restriction concerning diversification of investments:
          Shares voted "For" ............  67,262,913
          Shares voted "Against" ........   1,709,950
          Shares voted "Abstain" ........   5,714,307
          Proposal 3B - To amend the Fundamental
restriction concerning concentration of a Fund's assets
in a particular industry:
          Shares voted "For" ............  67,251,038
          Shares voted "Against" ........   1,721,825
          Shares voted "Abstain" ........   5,714,307
          Proposal 3C - To amend the Fundamental
restriction concerning the issuance of senior
securities:
          Shares voted "For" ............  67,249,303
          Shares voted "Against" ........   1,723,560
          Shares voted "Abstain" ........   5,714,307
          Proposal 3D - To amend the Fundamental
restriction concerning borrowing:
          Shares voted "For" ............  67,245,705
          Shares voted "Against" ........   1,727,158
          Shares voted "Abstain" ........   5,714,307
          Proposal 3E - To amend the Fundamental
restriction concerning underwriting:
          Shares voted "For" ............  67,257,922
          Shares voted "Against" ........   1,714,941
          Shares voted "Abstain" ........   5,714,307
          Proposal 3F - To amend the Fundamental
restriction concerning investments in Real Estate:
          Shares voted "For" ............  67,256,371
          Shares voted "Against" ........   1,716,492
          Shares voted "Abstain" ........   5,714,307
          Proposal 3G - To amend the Fundamental
restriction concerning commodities:
          Shares voted "For" ............  67,247,728
          Shares voted "Against" ........   1,725,135
          Shares voted "Abstain" ........   5,714,307
          Proposal 3H - To amend the Fundamental
restriction concerning lending:
          Shares voted "For" ............  67,248,731
          Shares voted "Against" ........   1,724,132
          Shares voted "Abstain" ........   5,714,307
          Proposal 3J(9) - To amend the Fundamental
restriction concerning unseasoned issuers:
          Shares voted "For" ............  67,217,376
          Shares voted "Against" ........   1,745,955
          Shares voted "Abstain" ........   5,723,839

ADDITIONAL INFORMATION (Unaudited) (continued)



  Proposal 3J(10) - To amend the Fundamental
restriction concerning margin purchases:
  Shares voted "For" .............  67,207,387
  Shares voted "Against" .........   1,755,944
  Shares voted "Abstain" .........   5,723,839
  Proposal 3J(11) - To amend the Fundamental
restriction concerning short sales:
  Shares voted "For" .............  67,204,171
  Shares voted "Against" .........   1,747,302
  Shares voted "Abstain" .........   5,735,697
  Proposal 3J(12) - To amend the Fundamental
restriction concerning margin purchases:
  Shares voted "For" .............  67,202,073
  Shares voted "Against" .........   1,747,302
  Shares voted "Abstain" .........   5,737,795
  Proposal 3J(13) - To amend the Fundamental
restriction concerning other investment
companies:
  Shares voted "For" .............  67,234,939
  Shares voted "Against" .........   1,746,768
  Shares voted "Abstain" .........   5,705,463

   66573                                                             541893 RV01
                                                                           3/98





                                   BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                 CHARLOTTE, NC
                                 PERMIT NO. 136

     201 S. College St.
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